Annual Total Returns[BarChart] - Direxion Daily Pharmaceutical Medical Bull 3X Shares - Direxion Daily Pharmaceutical & Medical Bull 3X Shares	2018	2019	2020
Total	(19.57%)	18.19%	(0.32%)